UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from:
May 15, 2007 to June 15, 2007

Commission File Number of issuing entity: 333 -136826
TURQUOISE CARD BACKED SECURITIES PLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity: 333 — 136826 — 02
TURQUOISE FUNDING 1 LIMITED
(Exact name of depositor as specified in its charter)

HSBC BANK PLC
(Exact name of sponsor as specified in its charter)
England & Wales
(State or other jurisdiction of incorporation or organisation of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
C/O Wilmington Trust SP Services (London) Ltd
Tower 42 (Level 11),
International Finance Centre,
25 Old Broad Street
London
(Address of principal executive offices of the issuing entity)
EC2N 1HQ
(Post code (UK equivalent of zip code))
44 20 7991 8888
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b)
Series 2006 — 02, Classes A, B and C			X

Indicate by check mark whether the registrant:
(1)	has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports); and

(2)	has been subject to such filing requirements for the past 90 days.
     YES      ☑     NO      ☐

PART I — DISTRIBUTION INFORMATION
Item 1 — Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1
PART II — OTHER INFORMATION
Item 2 — Legal Proceedings
None
Item 3 — Sales of Securities and Use of Proceeds
None
Item 4 — Defaults upon Senior Securities
None
Item 5 — Submission of Matters to a Vote of Security Holders
None
Item 6 — Significant Obligors (SO) of Pool Assets
None
Item 7 — Significant Enhancement Provider (SEP) Information
None
Item 8 — Other Information
None
Item 9 — Exhibits:

Exhibit No.	Description

99.1	TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT, RECEIVABLES TRUST, Series 2006 — 02
  SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorised.
BY: HSBC Bank plc
(As Servicer)

Signature:	/s/ Andrew J Huke

Name:	Andrew J Huke

Title:	Senior Manager, ALM, HSBC Bank plc

Dated:	13th June 2007

TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	30/04/2007	Ending	31/05/2007
Interest Period Date:	Starting	15/05/2007	Ending	15/06/2007
Interest Determination Date:		11/05/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Series Account Information
6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,681,852,377
Principal Collections	(726,594,263)		27.1%
New Advances	713,874,851		26.6%
Charge Offs	(12,160,472)		0.5%
Total Movement		(24,879,884)	-0.9%

At End Of Monthly Period		2,656,972,493

B	Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£'000’s	Accounts	(by balance)

Delinquent:
( a ) 30-59 days	21,869,099	8,738	0.82%
( b ) 60-89 days	15,425,615	5,884	0.58%
( c ) 90-119 days	12,339,456	4,650	0.46%
( d ) 120-149 days	10,095,276	3,740	0.38%
( e ) 150- or more days	13,751,192	5,187	0.52%

Subtotal	73,480,638	28,199	2.77%

Non-Delinquent:	2,583,491,855	2,693,916	97.23%

Total Pool	2,656,972,493	2,722,115	100.00%

C	Pool Collections in the Period:

			Yield (Actual)	Yield (Simple)
Finance Charge	35,871,020		15.7%	16.1%
Interchange	4,309,171		1.9%	1.9%
Other Fees	—

Total		40,180,190	17.6%	18.0%
Charge Offs	-12,160,472		-5.3%	-5.4%
Recoveries	3,169,966		1.4%	1.4%

Total		-8,990,506	-3.9%	-4.0%
Investor Indemnity Amount		—	0.0%	0.0%
Bank Account Interest
Trustee Collections Account	202,312		0.1%	0.1%
Trustee Investment Account	—		0.0%	0.0%
Other	—		0.0%	0.0%

		202,312	0.1%	0.1%

Total		31,391,996	13.8%	14.0%

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Series Details

Series Name	SERIES 2006 - 2
Series Period Status/Type	Revolving

Series Schedule Maturity Date	15/10/2009
Scheduled Accumulation Date	01/10/2008
Accumulation Periods	12

Libor Rates:	GBP	5.65%
	USD	5.32%

	Original Nominal	Current Nominal
Class Details	GBP equiv.	GBP equiv.	Margin bps
Class A	349,391,212	349,391,212	3
Class B	21,836,951	21,836,951	15
Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B	Investor Percentages This Period:

	Floating		Fixed
	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date
Class A		88.0%		88.0%
Class B		5.5%		5.5%
Class C		6.5%		6.5%

Series		14.8%		14.8%

Other Series Totals		20.0%		20.0%
Total Investor		34.8%		34.8%
Total Transferor		65.2%		65.2%

		100%		100%

Available Spread Account Amount	0
Required Spread Amount	0
Available Reserve Account Amount	0
Spread Account Trigger:

Required Spread
If Excess Spread Rate:	Account %
above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%
C	Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12
Original CAP/Controlled Deposit Amount		0
Adjustment to CAP/Controlled Deposit Amount		0
Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 3
Undivided Interest
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Principal

		Pool	Series
Principal Collections		(726,594,263)
RRPC:	Collected		12,908,258
	Unutilised		12,908,258
	Utilised		0
Principal Collected			107,568,819
Shared Principal Collected			0

Available For Reinvestment			107,568,819

Total Reinvested			107,568,819

B	Finance Charge Collections

	Pool	Allocated Series
Finance Charge Collected	35,871,020	5,310,534
Interchange	4,309,171	637,952
Other Fee	0	0
Recoveries	3,169,966	469,298
Bank Account Interest:
Trustee Collections Account	202,312	48,702
Trustee Investment Account	0	0
Other	0	0
Total Available Funds		6,466,486
Investor Indemnity Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Finance Charge Collections

	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge	5,310,534	15.7%	16.1%
Interchange	637,952	1.9%	1.9%
Other Fee	0	0.0%	0.0%
Recoveries	469,298	1.4%	1.4%
Bank Account Interest:
Trustee Collections Account	48,702	0.1%	0.1%
Trustee Investment Account	0	0.0%	0.0%
Other	0	0.0%	0.0%
Income on Principal Funding Account
Excess Interest From Other Series	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B	0	0.0%	0.0%
Transfer From Spread Account	0	0.0%	0.0%
Transfer From Reserve Account	0	0.0%	0.0%

Total Available Funds	6,466,486	19.2%	19.5%

Total (Excluding Recoveries)	5,997,187	17.8%	18.1%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B	Distribution Information

		Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period).	Amounts Brought Forward	Paid	Unpaid

(a	)	Trustee Payment Amount	0	—	0
(b	)(i)	Loan Note Issuer Cost Amount	0	—	0
(b	)(ii)	Issuer Costs Amount	0	12,750	0
(c	)(i)	Class A Monthly Finance Amount	0	1,698,152	0
(c	)(ii)	Class A Additional Finance Amount	0	—	0
(d	)	Expenses Loan Interest and Scheduled Amount	0	—	0
(e	)(i)	Class B Monthly Finance Amount	0	108,638	0
(e	)(ii)	Class B Additional Finance Amount	0	—	0
(f	)	Investor Servicing Fee Amount	0	264,690	0
(g	)	Class A Investor Default Amount	0	1,584,264	0
(h	)	Class A Investor Charge-off	0	—	0
(i	)	Class B Investor Default Amount	0	99,015	0
(j	)	Class B Investor Charge Off	0	—	0
(k	)(i)	Class C Monthly Finance Amount	0	133,651	0
(k	)(ii)	Class C Additional Finance Amount	0	—	0
(l	)	Class C Investor Default Amount	0	117,021	0
(m	)	Class C Investor Investor Charge Off	0	—	0
(n	)	Required Reserve Account Amount	0	—	0
(o	)	Spread Account Deposit	0	—	0
(p	)	Investor Indemnity Payment Amount	0	—	0
(q	)(i)	Loan Note Issuer Return	0	425	0
(q	)(i)	Issuer Profit Amount	0	2,248	0
(r	)	Expenses Loan Prepayment Amount	0	—	0
(s	)	Excess Finance Charges	0	2,445,632	0
		The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C	Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)
Total Available Funds (before Recoveries)	5,997,187	17.8%	18.1%
Recoveries	469,298	1.4%	1.4%

Total Available Funds	6,466,486	19.2%	19.5%

Charge Offs	1,800,300	5.3%	5.4%

Net Charge Offs	1,331,002	3.9%	4.0%

Portfolio Yield	4,666,186	13.8%	14.1%

Coupon Amount (c, e, k)	1,940,441	5.8%	5.9%
Servicer Fee (f)	264,690	0.8%	0.8%
Other Payment Amounts (a, b, d)	12,750	0.0%	0.0%

Expenses Rate	2,217,881	6.6%	6.7%

Excess Spread	2,448,305	7.2%	7.4%

Turquoise Card Backed Securities plc — Servicer Report
Section 5
Series Account Information
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Account Movements

				Closing Balance
Account	Opening Balance	Transfers Out	Transfers In	31/05/2007

TCA — Divided	6,007,438	(6,007,438)	6,466,486	6,466,486

TCA — Undivided	11,871,087	11,871,087	12,908,258	36,650,431

Consideration A/c	(0)	(4,202,726)	4,202,726	(0)

Funding	0	(1,741,120)	1,741,120	0

Reserve Account	0	0	0	0

Spread Account	0	0	0	0

Loan Note Issuer	1,986	(8,199,889)	8,200,286	2,383

Issuer GBP	10,516	(3,995,060)	3,997,163	12,619

Issuer USD	0	(3,248,832)	3,248,832	0

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 - 2, For IPD Ending: 15 June 2007
A	Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$750.00MM
Expected Maturity (MM/DD/YY)	10/15/09

Gross Yield	17.78%
Less:
Expense Rate	6.59%
Net Charge Off Rate	3.95%

Excess Spread Rate	7.25%
— 1 Month Previous	6.38%
— 2 months Previous	6.13%
— 3 Month Average (simple basis)	6.65%

Delinq 30 to 59 days	0.82%
60 to 89 days	0.58%
90+ days	1.36%

Principal Payment Rate	27.09%

B	Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No

C	Portfolio Minimum Balance Parameters	Threshold	Passed?

		6%	Yes
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days
		2%	Yes
	Minimum Aggregate Principal Receivables Above Zero	0	Yes

The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None

We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 13th day of June, 2007.

Authorised signatory HSBC Bank plc as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management